Convertible Note and Derivative Liability (Tables)	12 Months Ended
Jul. 31, 2014
Convertible Note and Derivative Liability [Abstract]
Schedule Of Fair Value Of Derivative Liability

	July 31,	July 31,
	2014	2013
Volatility	163.5%	144.5%
Risk-free interest rate	0.98%	0.97%
Dividend yield	0.0%	0.0%
Expected life	2.4 years	3.4 years